PROVISION FOR WARRANTY COST (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Provision For Warranty Cost
Balance at beginning	$ 1,709	$ 1,669
Additions	147	499
Warranty claims applied	(276)	(841)
Change in estimate of warranty provision	(996)	421
Change in foreign exchange	6	(39)
Balance at end	590	$ 1,709
Current warranty provision	506
Warranty provision	$ 84